Recent Developments (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
Mar. 31, 2012
Subsequent Event [Line Items]
Current Rate of Tax (Percent)	25.00%
Tax Rate As Per Stability Agreement (Percent)	30.00%
Change In Enacted Tax Rate (Percent)	35.00%
Acquisition [Member] | Serra Grande [Member]
Subsequent Event [Line Items]
Equity Interest in Acquiree [Percentage]	50.00%
Equity Interest Acquired [Percentage]	50.00%
Business Acquisition, Cost of Acquired Entity, Cash Paid	220
Business Acquisition, Date of Acquisition Agreement	29 May 2012
Acquisition [Member] | First Uranium Corporation [Member]
Subsequent Event [Line Items]
Business Acquisition, Cost of Acquired Entity, Cash Paid	335